Right of use assets and Lease liabilities (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 30, 2024
IfrsStatementLineItems [Line Items]
Interest Rate			6.60%
Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	6.80%
Bank Borrowings [Member] | Bank Borrowings Five [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor Country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Creditor country	Chile	Chile
Currency	CLP	CLP
Type of amortization	At maturity	At maturity
Interest Rate	6.78%	8.34%
Bank Borrowings [Member] | Bank Borrowings Four [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1
Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	CLP
Type of amortization	At maturity
Interest Rate	6.66%
Bank Borrowings [Member] | Bank Borrowings Six [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor Country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Creditor country	Chile	Chile
Currency	CLP	CLP
Type of amortization	At maturity	At maturity
Interest Rate	6.54%	7.17%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 39,782,317	$ 34,061,739
Lease Liabilities Subtotal One	21,146,600	20,988,400
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	18,635,717	13,073,339
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	11,659,338	9,302,900
Lease Liabilities Subtotal One	1,337,804	1,344,004
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	10,321,534	7,958,896
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	7,254,177	4,340,105
Lease Liabilities Subtotal One	1,379,838	1,224,345
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	5,874,339	3,115,760
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	20,868,802	20,418,734
Lease Liabilities Subtotal One	18,428,958	18,420,051
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	$ 2,439,844	$ 1,998,683
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	79,862,750-3
Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	CLP
Lease liabilities	$ 52,636
Type of amortization	Monthly
Interest Rate	2.14%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 52,636
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor country	Chile
Currency	CLP
Lease liabilities	$ 19,321
Type of amortization	Monthly
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 19,321
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	79.862.750-3
Debtor Country		Chile
Lending party Tax ID		97.030.000-7
Creditor country		Chile
Currency		UF
Lease liabilities		$ 119,659
Type of amortization		Monthly
Interest Rate		2.14%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 119,659
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		90.413.000-1
Debtor Country	Chile	Chile
Lending party Tax ID	99,012,000-5	99.012.000-5
Creditor country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 21,093,964	$ 20,868,741
Type of amortization	Monthly	Monthly
Interest Rate	3.95%	3.95%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,285,168	$ 1,224,345
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	1,379,838	1,224,345
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 18,428,958	$ 18,420,051
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Interest Rate	4.16%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor country	Chile
Currency	UF
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor country		Chile
Currency		UF
Lease liabilities	$ 13,286,730	$ 10,469,605
Type of amortization	Monthly	Monthly
Interest Rate	4.09%	2.96%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 7,623,227	$ 6,824,508
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	4,241,420	2,701,396
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	1,422,083	$ 943,701
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor country		Chile
Currency		USD
Lease liabilities		$ 1,783,465
Type of amortization		Monthly
Interest Rate		3.17%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 449,743
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		322,646
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 1,011,076
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,733,756
Type of amortization	Monthly
Interest Rate	4.00%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 366,173
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	349,822
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,017,761
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor country	Chile
Currency	USD
Lease liabilities	$ 2,627,743
Type of amortization	Monthly
Interest Rate	0.08%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,545,505
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	1,082,238
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Argentina
Creditor country		Argentina
Currency		USD
Lease liabilities		$ 350,576
Type of amortization		Monthly
Interest Rate		16.33%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 347,908
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		2,668
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Argentina
Creditor country	Argentina
Currency	USD
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 433,411
Type of amortization	Monthly
Interest Rate	0.66%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 326,100
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	107,311
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Argentina
Creditor country		Argentina
Currency		ARS
Lease liabilities		$ 393,222
Type of amortization		Monthly
Interest Rate		33.61%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 260,266
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		89,050
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 43,906
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Argentina
Creditor country	Argentina
Currency	ARS
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | PYG [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 250,716
Type of amortization	Monthly
Interest Rate	0.10%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | PYG [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 157,168
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | PYG [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	93,548
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | PYG [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | PYG [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Paraguay
Creditor country	Paraguay
Currency	PYG
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 284,040
Type of amortization	Monthly
Interest Rate	3.18%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 284,040
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Uruguay
Creditor country		Uruguay
Currency		UYU
Lease liabilities		$ 76,471
Type of amortization		Monthly
Interest Rate		0.84%
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 76,471
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
At cost [member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Nine [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Uruguay
Creditor country	Uruguay
Currency	UYU
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 48,649,226	45,326,148
Lease Liabilities Subtotal One	29,555,241	29,864,231
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	19,093,985	15,461,917
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	13,956,205	12,657,830
Lease Liabilities Subtotal One	2,715,584	2,674,567
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	11,240,621	9,983,263
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	8,530,907	6,149,772
Lease Liabilities Subtotal One	2,661,784	2,549,030
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	5,869,123	3,600,742
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	26,162,114	26,518,546
Lease Liabilities Subtotal One	24,177,873	24,640,634
Lease Liabilities Adjustment Due To New Accounting IFRS Policy	$ 1,984,241	$ 1,877,912
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	79,862750-3
Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Creditor country	Chile
Currency	CLP
Lease liabilities	$ 53,800
Type of amortization	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 53,800
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor country	Chile
Currency	CLP
Lease liabilities	$ 644,437
Type of amortization	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 504,286
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	140,151
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Clp [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	79.862.750-3
Debtor Country		Chile
Lending party Tax ID		97.030.000-7
Creditor country		Chile
Currency		UF
Lease liabilities		$ 125,536
Type of amortization		Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 125,536
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings One [Member] | Transportes Ccu Limitada [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		90.413.000-1
Debtor Country	Chile	Chile
Lending party Tax ID	99,012,000-5	99.012.000-5
Creditor country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 29,501,441	$ 29,738,695
Type of amortization	Monthly	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 2,661,784	$ 2,549,031
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	2,661,784	2,549,030
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas Sa [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	24,177,873	$ 24,640,634
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 8,661,228
Type of amortization	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 2,661,773
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 626,856
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor country	Chile
Currency	UF
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor country		Chile
Currency		UF
Lease liabilities		$ 12,561,554
Type of amortization		Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 5,372,599	$ 8,394,381
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		2,996,536
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uf [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 1,170,637
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor country		Chile
Currency		USD
Lease liabilities		$ 654,818
Type of amortization		Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 129,859
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		78,664
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 446,295
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 4,684,327
Type of amortization	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 2,138,893
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	1,188,049
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Four [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,357,385
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor country	Chile
Currency	USD
Lease liabilities	$ 3,030,070
Type of amortization	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,780,137
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	1,249,933
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Argentina
Creditor country		Argentina
Currency		USD
Lease liabilities		$ 407,969
Type of amortization		Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 402,941
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		5,028
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Usd [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Argentina
Creditor country	Argentina
Currency	USD
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,442,508
Type of amortization	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 918,048
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	524,460
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Five [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Argentina
Creditor country		Argentina
Currency		ARS
Lease liabilities		$ 1,728,091
Type of amortization		Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 946,597
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		520,514
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 260,980
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Ars [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Argentina
Creditor country	Argentina
Currency	ARS
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | PYG [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 298,024
Type of amortization	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | PYG [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 193,267
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | PYG [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	104,757
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | PYG [Member] | Bank Borrowings Six [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | PYG [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Paraguay
Creditor country	Paraguay
Currency	PYG
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 333,391
Type of amortization	Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 333,391
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Seven [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Uruguay
Creditor country		Uruguay
Currency		UYU
Lease liabilities		$ 97,377
Type of amortization		Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 97,377
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Eight [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Uyu [Member] | Bank Borrowings Nine [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Uruguay
Creditor country	Uruguay
Currency	UYU
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Euros [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor country		Chile
Currency		Euros
Lease liabilities		$ 12,108
Type of amortization		Monthly
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Euros [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 12,108
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Euros [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities
Nominal Value [Member] | Bank Borrowings [Member] | Non Current Lease Liabilities [Member] | Euros [Member] | Bank Borrowings Three [Member] | Ccu And Subsidiaries [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities